Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	December 31,
	2016	2015
Computer software	$456	$436
Computer equipment	1,268	1,096
Machinery and equipment	4,313	3,372
Furniture and fixtures	636	578
Leasehold improvements	679	655
Equipment held by customers	3,475	1,718

	10,827	7,855
Less: Accumulated depreciation and amortization	(6,389)	(5,044)
Add: Construction-in-progress	117	11

	$4,555	$2,822

Depreciation expense for the years ended December 31, 2016, 2015 and 2014, was $1,506,000, $1,300,000 and $1,451,000, respectively. Amortization of capital leased assets included in depreciation for the years ended December 31, 2016, 2015 and 2014, was $11,000, $17,000 and $17,000, respectively. Property and equipment includes certain equipment that is leased to customers and located at customer premises. The Company retains the ownership of the leased equipment and has the right to remove the equipment if it is not being utilized according to expectations. Depreciation expense relating to the leased equipment held by customers of $539,000, $260,000 and $378,000, was recorded in cost of revenues during the years ended December 31, 2016, 2015 and 2014, respectively.  The net book value of this equipment was $2,587,000 and $1,236,000 at December 31, 2016 and 2015, respectively.